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                   MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020



                                                 March 5, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Tax-Free Daily Income Trust
     File Number 2-67087


Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 26, 2003.

                                                     Very truly yours,
                                                 /s/ Lou Anne D. McInnis
                                                     -------------------
                                                     Lou Anne D. McInnis
                                                     Assistant Secretary




cc:  Larry Greene
     Barry Fink